Label	Element	Value
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	55.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund mainly invests in common stocks of “growth companies.” Growth companies are companies that the portfolio managers expect to have above-average growth rates. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “large-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a company to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the market capitalizations of the issuers included in the Russell 1000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. This range is subject to change at any time due to market activity or changes in the composition of that index. A company’s “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on what they believe to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. As reflected in the Fund's name, the “Discovery” team of portfolio managers seek to discover such companies early. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Class A	Period Ended	Returns
Year-to-date	September 30, 2024	26.33%
Best Quarter	June 30, 2020	29.99%
Worst Quarter	June 30, 2022	-20.37%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	26.33%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	29.99%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.37%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Investing in Stocks Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Emerging Market Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,641
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	641
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	833
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,641
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,466
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 883
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 883
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 798
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,815
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,815
Invesco Discovery Large Cap Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	42.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.86%
Invesco Discovery Large Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.03%
Invesco Discovery Large Cap Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	15.07%
Annual Return [Percent]	oef_AnnlRtrPct	3.22%
Annual Return [Percent]	oef_AnnlRtrPct	(2.34%)
Annual Return [Percent]	oef_AnnlRtrPct	26.53%
Annual Return [Percent]	oef_AnnlRtrPct	(5.96%)
Annual Return [Percent]	oef_AnnlRtrPct	36.06%
Annual Return [Percent]	oef_AnnlRtrPct	36.29%
Annual Return [Percent]	oef_AnnlRtrPct	22.35%
Annual Return [Percent]	oef_AnnlRtrPct	(31.10%)
Annual Return [Percent]	oef_AnnlRtrPct	35.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	28.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.70%
Performance Inception Date	oef_PerfInceptionDate	Jan. 22, 1981
Invesco Discovery Large Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	28.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.12%
Invesco Discovery Large Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.01%
Invesco Discovery Large Cap Fund | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.03%
Performance Inception Date	oef_PerfInceptionDate	Mar. 01, 2001
Invesco Discovery Large Cap Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.58%
Performance Inception Date	oef_PerfInceptionDate	Nov. 03, 1997
Invesco Discovery Large Cap Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.49%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.47%	[2]
Performance Inception Date	oef_PerfInceptionDate	May 24, 2019
Invesco Discovery Large Cap Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.77%
Performance Inception Date	oef_PerfInceptionDate	Dec. 29, 2011
Invesco Discovery Large Cap Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.64%
Performance Inception Date	oef_PerfInceptionDate	Dec. 01, 1993

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.